Sale of Investment Properties (Details) (Predecessor) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012 Predecessor	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor	May 05, 2012 Predecessor Ziegler Georgia 22 LLC [Member]	Sep. 27, 2012 Predecessor Ziegler Georgia 13 LLC [Member]
Sale of investment properties
Carrying value	$ 187,312,000		$ 94,654,000	$ 109,848,702	$ 4,803,153	$ 7,534,984
Total consideration received from seller	448,000	14,525,000	14,525,334		5,400,000	9,343,914
Payment of closing cost					250,127	393,249
Payment of outstanding mortgage balance					3,566,904	6,275,275
Payment of unpaid mortgage interest					21,496	22,329
Cash due to seller					$ 1,561,473	$ 2,653,061